Property and Equipment, Net (Schedule Of Property and Equipment, Net) (Details) (USD $)				12 Months Ended				12 Months Ended						12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Manufacturing equipment [Member]	Dec. 31, 2011 Manufacturing equipment [Member]	Dec. 31, 2012 Manufacturing equipment [Member] Maximum [Member]	Dec. 31, 2012 Manufacturing equipment [Member] Minimum [Member]	Dec. 31, 2012 Research equipment [Member]	Dec. 31, 2011 Research equipment [Member]	Dec. 31, 2012 Computer equipment [Member]	Dec. 31, 2011 Computer equipment [Member]	Dec. 31, 2012 Computer equipment [Member] Maximum [Member]	Dec. 31, 2012 Computer equipment [Member] Minimum [Member]	Dec. 31, 2012 Furniture and fixtures [Member]	Dec. 31, 2011 Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Life				7 years	3 years			5 years	3 years	5 years				4 years	3 years	7 years
Property and equipment, gross		$ 737,000	$ 2,115,000			$ 602,000	$ 1,980,000			$ 37,000	$ 37,000	$ 59,000	$ 59,000			$ 39,000	$ 39,000
Less: accumulated depreciation		721,000	2,098,000
Property and equipment, net	$ 9,000	$ 16,000	$ 17,000